Average Annual Total Returns - FidelityValueDiscoveryFund-RetailPRO - FidelityValueDiscoveryFund-RetailPRO - Fidelity Value Discovery Fund	Sep. 29, 2023
Fidelity Value Discovery Fund | Return Before Taxes
Average Annual Return:
Past 1 year	(3.78%)
Past 5 years	7.82%
Past 10 years	11.01%
Fidelity Value Discovery Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	(4.83%)
Past 5 years	6.87%
Past 10 years	10.27%
Fidelity Value Discovery Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	(1.51%)
Past 5 years	6.02%
Past 10 years	8.99%
RS008
Average Annual Return:
Past 1 year	(7.98%)
Past 5 years	6.50%
Past 10 years	10.16%